Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2025
T05-NPRT3-0625
1.9584810.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 20.0%
Biotechnology – 20.0%
89bio, Inc. (a)	46,328	$371,551
AbbVie, Inc.	774,740	151,151,774
ACADIA Pharmaceuticals, Inc. (a)	47,759	697,281
ADMA Biologics, Inc. (a)	103,577	2,465,133
Agios Pharmaceuticals, Inc. (a)	22,514	668,441
Akero Therapeutics, Inc. (a)	21,174	965,746
Akouos, Inc. (a)	11,863	2,135
Alkermes PLC (a)	67,363	1,938,034
Alnylam Pharmaceuticals, Inc. (a)	56,542	14,884,116
Altimmune, Inc. (a)	30,849	161,957
Amgen, Inc.	235,658	68,557,625
Amicus Therapeutics, Inc. (a)	99,203	761,879
AnaptysBio, Inc. (a)	7,549	167,739
Anavex Life Sciences Corp. (a)	37,156	352,982
Annexon, Inc. (a)	29,991	55,783
Apellis Pharmaceuticals, Inc. (a)	29,990	576,108
Apogee Therapeutics, Inc. (a)	9,813	385,160
Arbutus Biopharma Corp. (a)	61,909	219,777
Arcellx, Inc. (a)	14,356	932,422
Arcturus Therapeutics Holdings, Inc. (a)	10,419	133,467
Arcus Biosciences, Inc. (a)	29,905	261,669
Arcutis Biotherapeutics, Inc. (a)	45,504	678,465
Ardelyx, Inc. (a)	106,702	587,395
ArriVent Biopharma, Inc. (a)	5,852	124,414
Arrowhead Pharmaceuticals, Inc. (a)	48,843	678,429
ARS Pharmaceuticals, Inc. (a)	17,921	250,356
Astria Therapeutics, Inc. (a)	11,134	57,451
Aurinia Pharmaceuticals, Inc. (a)	53,072	437,313
Avidity Biosciences, Inc. (a)	36,593	1,194,761
Beam Therapeutics, Inc. (a)	39,023	777,728
BioCryst Pharmaceuticals, Inc. (a)	85,820	759,507
Biogen, Inc. (a)	63,886	7,735,317
Biohaven Ltd. (a)	37,671	833,283
BioMarin Pharmaceutical, Inc. (a)	83,418	5,312,892
Blueprint Medicines Corp. (a)	27,943	2,500,898
Bridgebio Pharma, Inc. (a)	54,155	2,077,386
Capricor Therapeutics, Inc. (a)	17,931	227,724
CareDx, Inc. (a)	23,155	390,856
Cargo Therapeutics, Inc. (a)	8,026	36,679
Catalyst Pharmaceuticals, Inc. (a)	47,349	1,150,107
Celldex Therapeutics, Inc. (a)	26,092	543,496
CG oncology, Inc. (a)	17,871	481,445
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	31,470	163,959
Crinetics Pharmaceuticals, Inc. (a)	36,569	1,221,039
CRISPR Therapeutics AG (a)	35,766	1,383,071
Cullinan Therapeutics, Inc. (a)	13,919	115,249
Cytokinetics, Inc. (a)	49,391	2,115,910

	Shares	Value

Day One Biopharmaceuticals, Inc. (a)	25,318	$196,974
Denali Therapeutics, Inc. (a)	56,110	934,231
Disc Medicine, Inc. (a)	8,084	399,511
Dynavax Technologies Corp. (a)	51,373	603,633
Dyne Therapeutics, Inc. (a)	26,763	315,536
Entrada Therapeutics, Inc. (a)	7,990	72,949
Erasca, Inc. (a)	84,048	122,710
Exact Sciences Corp. (a)	81,208	3,706,333
Exelixis, Inc. (a)	112,797	4,416,003
Geron Corp. (a)	223,722	315,448
Gilead Sciences, Inc.	546,390	58,212,391
GRAIL, Inc. (a)	13,251	457,093
Halozyme Therapeutics, Inc. (a)	55,654	3,418,269
Humacyte, Inc. (a)	53,780	77,981
Ideaya Biosciences, Inc. (a)	34,509	694,666
ImmunityBio, Inc. (a)	92,823	232,986
Immunome, Inc. (a)	28,546	250,919
Immunovant, Inc. (a)	29,478	476,070
Incyte Corp. (a)	71,991	4,510,956
Insmed, Inc. (a)	74,459	5,361,048
Intellia Therapeutics, Inc. (a)	42,137	373,755
Ionis Pharmaceuticals, Inc. (a)	61,962	1,902,853
Iovance Biotherapeutics, Inc. (a)	92,768	333,037
Ironwood Pharmaceuticals, Inc. (a)	61,930	57,737
Janux Therapeutics, Inc. (a)	18,517	614,764
Kiniksa Pharmaceuticals International PLC (a)	15,968	430,657
Krystal Biotech, Inc. (a)	9,410	1,598,571
Kura Oncology, Inc. (a)	19,953	130,892
Kymera Therapeutics, Inc. (a)	16,911	579,540
Madrigal Pharmaceuticals, Inc. (a)	5,781	1,930,334
MannKind Corp. (a)	118,580	597,643
Merus NV (a)	20,841	948,474
MiMedx Group, Inc. (a)	50,452	347,110
Mirum Pharmaceuticals, Inc. (a)	15,968	693,810
Moderna, Inc. (a)	143,764	4,103,025
MoonLake Immunotherapeutics (a)	9,648	405,988
Myriad Genetics, Inc. (a)	39,640	293,732
Natera, Inc. (a)	54,981	8,298,282
Neurocrine Biosciences, Inc. (a)	44,479	4,789,944
Newamsterdam Pharma Co. NV (a)	15,969	305,487
Novavax, Inc. (a)	62,904	419,570
Nurix Therapeutics, Inc. (a)	26,379	304,150
Nuvalent, Inc. Class A (a)	16,012	1,228,921
ORIC Pharmaceuticals, Inc. (a)	14,660	83,709
Praxis Precision Medicines, Inc. (a)	5,947	223,845
Protagonist Therapeutics, Inc. (a)	19,836	908,886
Prothena Corp. PLC (a)	15,190	139,748
PTC Therapeutics, Inc. (a)	30,592	1,524,705
Radius Health, Inc. (a)	20,244	0

Quarterly Report	2

Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Recursion Pharmaceuticals, Inc. Class A (a)		108,041	$603,949
Regeneron Pharmaceuticals, Inc.		47,379	28,368,650
Relay Therapeutics, Inc. (a)		50,830	169,264
Replimune Group, Inc. (a)		22,989	224,832
Revolution Medicines, Inc. (a)		62,563	2,526,294
Rhythm Pharmaceuticals, Inc. (a)		20,193	1,316,382
Rocket Pharmaceuticals, Inc. (a)		34,110	260,259
Roivant Sciences Ltd. (a)		159,045	1,848,103
Sana Biotechnology, Inc. (a)		51,005	96,909
Sarepta Therapeutics, Inc. (a)		37,741	2,355,038
Savara, Inc. (a)		43,023	137,674
Scholar Rock Holding Corp. (a)		28,710	944,846
Soleno Therapeutics, Inc. (a)		11,324	847,715
SpringWorks Therapeutics, Inc. (a)		25,952	1,201,578
Spyre Therapeutics, Inc. (a)		15,233	231,999
Stoke Therapeutics, Inc. (a)		14,947	145,883
Syndax Pharmaceuticals, Inc. (a)		33,244	470,403
TG Therapeutics, Inc. (a)		64,601	2,939,992
Tourmaline Bio, Inc. (a)		4,471	76,946
Travere Therapeutics, Inc. (a)		35,738	743,708
Twist Bioscience Corp. (a)		25,839	990,150
Tyra Biosciences, Inc. (a)		6,640	68,392
Ultragenyx Pharmaceutical, Inc. (a)		36,223	1,411,973
United Therapeutics Corp. (a)		18,580	5,631,412
Vaxcyte, Inc. (a)		49,152	1,761,608
Vera Therapeutics, Inc. (a)		20,060	468,802
Veracyte, Inc. (a)		33,775	1,030,137
Vericel Corp. (a)		21,422	814,464
Vertex Pharmaceuticals, Inc. (a)		112,905	57,525,097
Verve Therapeutics, Inc. (a)		26,887	152,449
Viking Therapeutics, Inc. (a)		44,339	1,280,067
Vir Biotechnology, Inc. (a)		40,126	245,571
Viridian Therapeutics, Inc. (a)		23,647	320,417
Xencor, Inc. (a)		25,832	284,669
Xenon Pharmaceuticals, Inc. (a)		28,609	1,092,864
Zymeworks, Inc. (a)		18,114	235,663
			514,714,944
Pharmaceuticals – 0.0%
LENZ Therapeutics, Inc. (a)		5,335	152,127
TOTAL BIOTECHNOLOGY	514,867,071
HEALTH CARE EQUIPMENT & SUPPLIES – 21.7%
Health Care Equipment – 20.5%
Abbott Laboratories		760,418	99,424,653
Alphatec Holdings, Inc. (a)		45,853	503,466
Artivion, Inc. (a)		16,553	392,141
AtriCure, Inc. (a)		21,418	640,612
Axogen, Inc. (a)		18,307	297,855
Baxter International, Inc.		223,855	6,977,560

	Shares	Value

Becton Dickinson & Co.	127,147	$26,330,872
Boston Scientific Corp. (a)	646,158	66,470,273
Butterfly Network, Inc. (a)	61,325	143,501
Ceribell, Inc. (a)	5,495	88,415
CONMED Corp.	13,793	677,374
Dexcom, Inc. (a)	171,242	12,223,254
Edwards Lifesciences Corp. (a)	258,578	19,520,053
Enovis Corp. (a)	24,455	845,898
Envista Holdings Corp. (a)	76,353	1,227,756
GE HealthCare Technologies, Inc.	200,303	14,087,310
Glaukos Corp. (a)	24,219	2,282,641
Globus Medical, Inc. Class A (a)	49,877	3,579,672
Hologic, Inc. (a)	99,429	5,786,768
IDEXX Laboratories, Inc. (a)	35,901	15,532,568
Inspire Medical Systems, Inc. (a)	13,111	2,076,520
Insulet Corp. (a)	30,770	7,762,963
Integer Holdings Corp. (a)	14,706	1,857,515
Integra LifeSciences Holdings Corp. (a)	30,431	498,764
Intuitive Surgical, Inc. (a)	156,161	80,547,844
iRadimed Corp.	3,219	168,708
iRhythm Technologies, Inc. (a)	13,631	1,457,018
LeMaitre Vascular, Inc.	8,958	812,849
LivaNova PLC (a)	23,670	875,790
Masimo Corp. (a)	19,933	3,208,416
Medtronic PLC	562,173	47,649,783
Novocure Ltd. (a)	44,906	814,595
Omnicell, Inc. (a)	20,343	635,922
Orthofix Medical, Inc. (a)	14,513	201,876
Penumbra, Inc. (a)	16,060	4,703,010
PROCEPT BioRobotics Corp. (a)	22,520	1,215,630
Pulse Biosciences, Inc. (a)	5,389	91,721
QuidelOrtho Corp. (a)	29,348	815,581
ResMed, Inc.	64,353	15,225,276
SI-BONE, Inc. (a)	16,569	226,167
STERIS PLC	43,269	9,724,275
Stryker Corp.	150,420	56,245,046
Tandem Diabetes Care, Inc. (a)	28,883	486,679
Teleflex, Inc.	20,353	2,789,379
TransMedics Group, Inc. (a)	14,660	1,348,867
Varex Imaging Corp. (a)	17,526	145,816
Zimmer Biomet Holdings, Inc.	87,278	8,993,998
		527,612,650
Health Care Supplies – 1.2%
Align Technology, Inc. (a)	31,151	5,398,468
Avanos Medical, Inc. (a)	20,107	252,343
Bioventus, Inc. Class A (a)	15,657	114,453
Cooper Cos., Inc. (a)	87,505	7,146,533
Dentsply Sirona, Inc.	86,806	1,206,603
Embecta Corp.	24,537	299,106
Establishment Labs Holdings, Inc. (a)	8,985	272,695
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Haemonetics Corp. (a)		21,961	$1,383,982
ICU Medical, Inc. (a)		10,118	1,382,018
Lantheus Holdings, Inc. (a)		30,599	3,192,700
Merit Medical Systems, Inc. (a)		25,590	2,416,976
Neogen Corp. (a)		89,680	452,884
OrthoPediatrics Corp. (a)		7,399	154,047
RxSight, Inc. (a)		15,378	226,364
Solventum Corp. (a)		64,267	4,249,334
STAAR Surgical Co. (a)		16,748	305,818
UFP Technologies, Inc. (a)		3,360	700,694
			29,155,018
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	556,767,668
HEALTH CARE PROVIDERS & SERVICES – 19.6%
Health Care Distributors – 3.1%
AdaptHealth Corp. (a)		37,816	321,814
Cardinal Health, Inc.		106,104	14,991,434
Cencora, Inc.		76,262	22,319,600
Henry Schein, Inc. (a)		54,634	3,549,571
McKesson Corp.		55,659	39,673,179
Owens & Minor, Inc. (a)		30,973	218,669
			81,074,267
Health Care Facilities – 2.1%
Acadia Healthcare Co., Inc. (a)		40,530	948,402
Brookdale Senior Living, Inc. (a)		81,405	534,017
Concentra Group Holdings Parent, Inc.		50,242	1,092,764
Encompass Health Corp.		44,104	5,159,727
Ensign Group, Inc.		25,101	3,237,778
HCA Healthcare, Inc.		83,286	28,740,333
National HealthCare Corp.		5,760	544,262
PACS Group, Inc. (a)		20,329	195,768
Select Medical Holdings Corp.		48,591	886,300
Surgery Partners, Inc. (a)		30,238	663,724
Tenet Healthcare Corp. (a)		41,775	5,971,736
U.S. Physical Therapy, Inc.		6,601	469,397
Universal Health Services, Inc. Class B		25,727	4,555,480
			52,999,688
Health Care Services – 4.7%
Addus HomeCare Corp. (a)		7,923	828,350
agilon health, Inc. (a)		138,767	591,147
Amedisys, Inc. (a)		14,273	1,354,508
AMN Healthcare Services, Inc. (a)		16,465	336,380
Astrana Health, Inc. (a)		20,051	624,990
Aveanna Healthcare Holdings, Inc. (a)		21,094	97,243
BrightSpring Health Services, Inc. (a)		26,184	459,005

		Shares	Value

Castle Biosciences, Inc. (a)		11,835	$237,292
Chemed Corp.		6,243	3,630,367
Cigna Group		121,941	41,464,818
CorVel Corp. (a)		12,351	1,343,295
Cross Country Healthcare, Inc. (a)		12,019	162,857
CVS Health Corp.		551,711	36,804,641
DaVita, Inc. (a)		19,770	2,798,443
Fulgent Genetics, Inc. (a)		9,602	166,595
GeneDx Holdings Corp. (a)		7,229	483,259
Guardant Health, Inc. (a)		54,511	2,574,555
Hims & Hers Health, Inc. (a)		78,261	2,590,439
Labcorp Holdings, Inc.		36,670	8,837,837
LifeStance Health Group, Inc. (a)		58,499	384,338
NeoGenomics, Inc. (a)		55,697	356,182
OPKO Health, Inc. (a)		151,815	209,505
Option Care Health, Inc. (a)		74,471	2,406,158
Pediatrix Medical Group, Inc. (a)		37,871	487,778
Pennant Group, Inc. (a)		15,646	400,850
Premier, Inc. Class A		42,113	857,000
Privia Health Group, Inc. (a)		42,255	992,147
Quest Diagnostics, Inc.		48,932	8,720,661
RadNet, Inc. (a)		27,721	1,452,026
			121,652,666
Managed Health Care – 9.7%
Alignment Healthcare, Inc. (a)		42,402	751,363
Centene Corp. (a)		221,344	13,247,438
Clover Health Investments Corp. (a)		171,534	583,216
Elevance Health, Inc.		101,672	42,761,210
HealthEquity, Inc. (a)		38,085	3,264,646
Humana, Inc.		52,787	13,842,863
Molina Healthcare, Inc. (a)		25,067	8,197,160
Progyny, Inc. (a)		31,707	724,188
UnitedHealth Group, Inc.		403,468	166,002,874
			249,374,958
TOTAL HEALTH CARE PROVIDERS & SERVICES	505,101,579
HEALTH CARE TECHNOLOGY – 0.9%
Health Care Technology – 0.9%
Certara, Inc. (a)		56,442	782,286
Definitive Healthcare Corp. (a)		22,128	60,188
Doximity, Inc. Class A (a)		47,729	2,714,826
Evolent Health, Inc. Class A (a)		43,218	426,130
GoodRx Holdings, Inc. Class A (a)		40,181	186,038
HealthStream, Inc.		10,591	356,175
Phreesia, Inc. (a)		24,152	602,834
Schrodinger, Inc. (a)		27,492	704,620
Simulations Plus, Inc.		7,329	251,751
Teladoc Health, Inc. (a)		74,394	534,893
Veeva Systems, Inc. Class A (a)		67,616	15,801,183

Quarterly Report	4

Common Stocks – continued
		Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Waystar Holding Corp. (a)		30,154	$1,120,824
TOTAL HEALTH CARE TECHNOLOGY	23,541,748
LIFE SCIENCES TOOLS & SERVICES – 8.4%
Life Sciences Tools & Services – 8.4%
10X Genomics, Inc. Class A (a)		41,440	342,709
Adaptive Biotechnologies Corp. (a)		45,069	331,708
Agilent Technologies, Inc.		125,207	13,472,273
Avantor, Inc. (a)		298,379	3,875,943
Azenta, Inc. (a)		18,022	474,699
BioLife Solutions, Inc. (a)		16,473	397,164
Bio-Rad Laboratories, Inc. Class A (a)		8,558	2,088,837
Bio-Techne Corp.		69,721	3,510,452
Bruker Corp.		46,346	1,856,621
Charles River Laboratories International, Inc. (a)		22,355	2,651,750
Cytek Biosciences, Inc. (a)		50,418	187,051
Danaher Corp.		284,991	56,807,256
Fortrea Holdings, Inc. (a)		38,076	237,213
Illumina, Inc. (a)		69,720	5,410,272
IQVIA Holdings, Inc. (a)		79,575	12,339,695
Maravai LifeSciences Holdings, Inc. Class A (a)		49,347	99,681
Medpace Holdings, Inc. (a)		11,611	3,580,716
Mesa Laboratories, Inc.		2,437	280,864
Mettler-Toledo International, Inc. (a)		9,250	9,902,773
OmniAb, Inc. (a)		3,335	7,170
OmniAb, Inc. (a)		3,335	6,370
Pacific Biosciences of California, Inc. (a)		103,826	115,247
Repligen Corp. (a)		23,341	3,220,825
Revvity, Inc.		53,337	4,983,276
Sotera Health Co. (a)		68,021	782,242
Standard BioTools, Inc. (a)		95,587	106,102
Thermo Fisher Scientific, Inc.		167,698	71,942,442
Waters Corp. (a)		26,043	9,055,932
West Pharmaceutical Services, Inc.		31,752	6,708,880
TOTAL LIFE SCIENCES TOOLS & SERVICES	214,776,163
PHARMACEUTICALS – 29.1%
Pharmaceuticals – 29.1%
Amneal Pharmaceuticals, Inc. (a)		60,822	465,897
Amphastar Pharmaceuticals, Inc. (a)		16,856	411,455
ANI Pharmaceuticals, Inc. (a)		7,517	532,354
Arvinas, Inc. (a)		20,804	200,134
Avadel Pharmaceuticals PLC (a)		37,818	336,202
Axsome Therapeutics, Inc. (a)		13,833	1,553,308
Bristol-Myers Squibb Co.		889,195	44,637,589

		Shares	Value

Collegium Pharmaceutical, Inc. (a)		14,107	$380,818
Corcept Therapeutics, Inc. (a)		41,247	2,964,834
CorMedix, Inc. (a)		26,590	244,362
Edgewise Therapeutics, Inc. (a)		20,643	338,545
Elanco Animal Health, Inc. (a)		218,059	2,067,199
Eli Lilly & Co.		353,769	318,020,643
Enliven Therapeutics, Inc. (a)		9,279	175,744
Evolus, Inc. (a)		20,556	234,338
EyePoint Pharmaceuticals, Inc. (a)		26,794	182,735
Harmony Biosciences Holdings, Inc. (a)		18,743	552,356
Harrow, Inc. (a)		13,137	325,404
Innoviva, Inc. (a)		24,364	455,363
Jazz Pharmaceuticals PLC (a)		25,172	2,944,117
Johnson & Johnson		1,055,545	164,992,239
Ligand Pharmaceuticals, Inc. (a)		8,327	914,804
Liquidia Corp. (a)		22,161	309,589
Merck & Co., Inc.		1,109,033	94,489,612
Mind Medicine MindMed, Inc. (a)		23,776	151,929
Nuvation Bio, Inc. (a)		94,718	213,116
Ocular Therapeutix, Inc. (a)		40,758	338,291
Organon & Co.		113,628	1,469,210
Pacira BioSciences, Inc. (a)		19,895	535,176
Perrigo Co. PLC		60,280	1,550,402
Pfizer, Inc.		2,484,515	60,647,011
Phathom Pharmaceuticals, Inc. (a)		16,406	70,382
Phibro Animal Health Corp. Class A		8,948	166,522
Pliant Therapeutics, Inc. (a)		21,625	34,384
Prestige Consumer Healthcare, Inc. (a)		21,681	1,761,148
Rapport Therapeutics, Inc. (a)		7,218	82,646
Royalty Pharma PLC Class A		165,486	5,431,251
Scilex Holding Co. (a)		998	4,729
Septerna, Inc. (a)		6,803	47,349
SIGA Technologies, Inc.		19,595	108,164
Supernus Pharmaceuticals, Inc. (a)		24,180	785,366
Tarsus Pharmaceuticals, Inc. (a)		12,565	652,249
Tilray Brands, Inc. (a)		409,080	198,445
Viatris, Inc.		522,026	4,395,459
WaVe Life Sciences Ltd. (a)		43,433	335,303
Zoetis, Inc.		197,798	30,935,607
TOTAL PHARMACEUTICALS	747,643,780
TOTAL COMMON STOCKS (Cost $2,138,905,459)			2,562,698,009
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.2%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $5,844,000)		5,844,000	$5,844,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,144,749,459)	2,568,542,009
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	3,287,036
NET ASSETS – 100.0%	$2,571,829,045

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $529,126 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	56	June 2025	7,978,320	(135,701)	(135,701)
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2025	787,920	(9,750)	(9,750)
Total Equity Index Contracts					$(145,451)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
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Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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